THE DLB FUND GROUP
                               Supplement to the
                         Prospectus dated March 1, 2003
                              Dated June 27, 2003


THE FOLLOWING INFORMATION PERTAINS TO THE PRINCIPAL INVESTMENT RISKS LISTED FOR EACH OF THE DLB FIXED INCOME FUND, DLB CORE GROWTH FUND, DLB VALUE FUND, DLB SMALL COMPANY OPPORTUNITIES FUND, DLB INTERNATIONAL FUND, DLB EMERGING MARKETS FUND, DLB HIGH YIELD FUND AND DLB SMALL CAPITALIZATION VALUE FUND:

The DLB Core Growth Fund, DLB Value Fund, DLB Small Company Opportunities Fund, DLB International Fund, DLB Emerging Markets Fund, and DLB Fixed Income Fund, although registered as non-diversified funds, have operated over the past three years continuously as diversified funds. Consequently, based on applicable regulations, their sub-classification has changed from non-diversified to diversified. Additionally, for the same reason, it is anticipated that the DLB High Yield Fund and DLB Small Capitalization Value Fund will also be reclassified as diversified effective September 5, 2003 and December 19, 2003, respectively.

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THE FOLLOWING INFORMATION REPLACES THE FOOTNOTE REGARDING CHANGES IN INVESTMENT
STRATEGY FOR THE SMALL COMPANY OPPORTUNITIES FUND ON PAGE 26 OF THE PROSPECTUS:

+ The Small Company Opportunities Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001; the performance results shown above would not necessarily have been achieved had the Fund's current strategy been in effect for the periods for which performance results are presented.

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THE  FOLLOWING  INFORMATION  PERTAINS TO  INFORMATION  REGARDING  THE PORTFOLIO
MANAGEMENT OF THE DLB CORE GROWTH FUND ON PAGE 49 OF THE PROSPECTUS:

Mr. Davis no longer co-manages the DLB Core Growth Fund. Mr. Gribbell continues to manage the DLB Core Growth Fund, assisted in the day-to-day management of the Fund by a team of investment professionals at the Manager.

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THE FOLLOWING  INFORMATION  REPLACES THE SECOND SENTENCE IN THE THIRD PARAGRAPH
OF THE  SECTION  ENTITLED  "HOW SHARE  PRICE IS  DETERMINED"  ON PAGE 56 OF THE
PROSPECTUS:

More specifically, The DLB Fund Group values portfolio securities (including options and futures contracts) for which market quotations are available at the last quoted sale price, or, if there is no reported sale, at the closing bid price; except that, in the case of a NASDAQ-traded security, The DLB Fund Group will use the NASDAQ Official Closing Price as such price is reported by NASDAQ to pricing services.